INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Current
Corporate bonds	$ 12,611,940	$ 8,416,768	$ 3,262,924
Borrowings	63,721,735	66,477,209	65,308,928
Non-current
Corporate bonds	18,364,894	8,018,884
Borrowings	41,226,610	37,079,521	25,708,205
Bank overdraft
Current
Borrowings	73,362		532,912
Subordinated loan
Non-current
Borrowings	10,364,045
Bank borrowings
Current
Borrowings	47,646,912	52,274,611	54,304,759
Non-current
Borrowings	3,497,671	16,239,743	25,253,940
BAF Loans
Current
Borrowings			5,112,222
Finance lease
Current
Borrowings		385,947	280,027
Non-current
Borrowings		462,870	454,265
Parents companies and related parties
Current
Borrowings	3,389,521	5,399,883	$ 1,816,084
Non-current
Borrowings	$ 9,000,000	$ 12,358,024